EQUITY	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY
Share capital
As at 31 December 2017, the Company has issued and fully paid 484,586,428 shares with a nominal value of €0.01 per share. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.
Immediately prior to the Merger on 28 May 2016, there were 228,244,244 shares of US$0.01 par value of CCE shares issued and fully paid, which included net issuances of 908,456 related to share-based payment awards from 1 January 2016 through 27 May 2016. In connection with the Merger, as described in Note 2, all CCE shares were cancelled and replaced with shares of the Company. Additionally, the Company issued 166,128,987 and 87,950,640 shares to Olive Partners and European Refreshments (a wholly owned subsidiary of TCCC), respectively, as consideration to acquire their bottling operations. Subsequent to the Merger, the Group issued an additional 752,525 shares related to share-based payment awards. The number of shares issued and fully paid at 31 December 2016 was 483,076,396.
The share capital increased in 2017 from the issue of 1,510,032 ordinary shares following the exercise of share-based payment awards.

	Number of shares	Share Capital
	millions	€ million
As at 31 December 2015	227	3
Shares utilised for share-based payments prior to Merger	1	—
Cancellation of CCE shares	(228)	(3)
Issuance of CCEP shares in consideration for CCIP and CCEG	254	3
Group reconstruction transaction	228	2
Issuances of shares post-Merger	1	—
As at 31 December 2016	483	5
Issuance of shares	2	—
As at 31 December 2017	485	5

Share premium
Under the Companies Act 2006, the amount reflected in share premium for a group reconstruction is equal to the total consideration transferred in excess of nominal value for the accounting acquirer. As all shares of CCE were cancelled and replaced with shares in the Group, €7.6 billion was recorded to the share premium account representing the excess over nominal value of €0.01 for the 228,244,244 shares issued to CCE shareholders on 28 May 2016 based on the adjusted closing price of CCE shares of €33.33 at the time of the Merger. As CCE was deemed to be the accounting acquirer, its net assets remain at book value; therefore, the Group recorded a corresponding reduction to merger reserves for this amount. Furthermore, on 22 June 2016, the Group received approval from the UK High Court of Justice to convert €7.5 billion of its undistributable profits into distributable profits. This resulted in the reduction to the share premium account of €7.5 billion and a corresponding increase to retained earnings. The share premium account increased by cash received for the exercise of options after the Merger by €13 million for 31 December 2017 and €9 million for 31 December 2016, respectively.
Merger reserves
The consideration transferred to acquire CCIP and CCEG qualified for merger relief under the UK Companies Act of 2006. As such, the excess consideration transferred over nominal value was required to be excluded from the share premium account and recorded to merger reserves. The cumulative balance of €8.5 billion includes the consideration transferred in excess of nominal value of €0.01 for CCIP and CCEG of €5.5 billion and €2.9 billion, respectively.
Return of capital to CCE shareholders
The return of capital to CCE shareholders in connection with the Merger was in the form of a cash payment of €3.0 billion, with a corresponding reduction in retained earnings.
Other reserves
The following table outlines the balances in other reserves (net of tax) as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Cash flow hedge reserve	(12)	(12)
Net investment hedge reserve	197	170
Foreign currency translation adjustment reserve	(688)	(577)
Total other reserves	(503)	(419)

Included within other reserves are derivatives and foreign currency translation reserves. Key movements, including the tax effects, in these accounts through 31 December 2017 are included within the consolidated statement of comprehensive income.
Dividends
Dividends are recorded within the Group’s consolidated financial statements in the period in which they are paid.
During the year ended 31 December 2017, the Company made dividend payments totalling €489 million, including €82 million in January 2017, based on a dividend rate of €0.17 per share, and four dividends from April 2017 through to December 2017 totalling €407 million, each based on an increased dividend rate of €0.21 per share. During the year ended 31 December 2016, two dividend payments were made on previously outstanding CCE shares totalling US$136 million, or €122 million, based on a dividend rate of US$0.30 per share. Subsequent to the Merger, in September 2016, the Company’s Board of Directors authorised a dividend of €0.17 per share, totalling €82 million, which was paid in October 2016.
Treasury shares
As part of the Merger agreement, the 128,993,430 shares held in treasury on the acquisition date, with a total cost of €3.3 billion, were cancelled. Since the Merger, there have been no share repurchases and, while shareholders have granted authority for the Company to purchase shares in the market, the Board has not yet exercised this authority.